Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Cash flows from operating activities
Net (loss) / income	$ (19,472)	$ 3,056
Adjustments for non-cash items:
Depreciation and amortization	68,665	68,581
Unrealized foreign exchange gain	(5,169)	(2,519)
Deferred tax benefit	(12,129)	(1,767)
Interest expense, net	7,767	3,634
Share-based compensation	8,141	9,359
Other income, net	(809)	(7,162)
Impairment expense on goodwill and other assets	1,282	653
Allowance for credit losses and other	7,571	11,739
(Gain) / loss on disposal of subsidiary and other assets, net	(626)	177
Non-cash lease expense	2,336	2,232
Movements in working capital:
Accounts receivable, net	(4,232)	(24,222)
Prepaid expenses and other current assets	(9,186)	(1,788)
Accounts payable and other liabilities	5,809	(3,792)
Income tax receivable	2,531	654
Net cash flows provided by operating activities	52,479	58,835
Cash flows in investing activities
Purchase of property, plant & equipment	(4,329)	(3,719)
Other intangible asset expenditures	(22,892)	(20,706)
Cash inflow on disposal of subsidiaries	1,948	0
Cash inflow from merchant reserves	0	6,510
Receipts under derivative financial instruments	1,312	2,531
Other investing activities	68	1,559
Net cash flows used in investing activities	(23,893)	(13,825)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(560)	(257)
Proceeds from employee share purchase plan	540	0
Purchase of treasury shares	(9,998)	(12,000)
Settlement funds - merchants and customers, net	(134,041)	(108,302)
Repurchases of borrowings	0	(30,545)
Proceeds from loans and borrowings	0	50,242
Repayment of loans and borrowings	(22,839)	(33,759)
Proceeds under line of credit	197,000	225,000
Repayments under line of credit	(201,000)	(225,000)
Contingent consideration paid	(6,476)	(7,755)
Other financing activities	300	0
Net cash flows used in financing activities	(177,074)	(142,376)
Effect of foreign exchange rate changes	39,144	(25,951)
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(109,344)	(123,317)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,298,579	1,498,269	$ 1,498,269
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,189,235	1,374,952	1,298,579
Supplemental cash flow disclosures:
Cash paid for interest	25,906	31,331
Cash paid for income taxes, net	6,539	8,412
Cash and cash equivalents	234,339	202,134	$ 216,683
Customer accounts and other restricted cash	954,896	1,172,818
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,189,235	$ 1,374,952